UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive

         Ann Arbor, Michigan  48108

13F File Number:  28-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

     /S/ John Cattier     Ann Arbor, MI     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $156,062 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     7611    42070 SH       SOLE                    42070
APPLE INC                      COM              037833100    16469    47244 SH       SOLE                    47244
CENTERPOINT ENERGY INC         COM              15189T107     1025    58225 SH       SOLE                    58225
COSTCO WHSL CORP NEW           COM              22160K105     6921    93913 SH       SOLE                    93913
DARDEN RESTAURANTS INC         COM              237194105     6487   132028 SH       SOLE                   132028
DELL INC                       COM              24702R101     2748   188719 SH       SOLE                   188719
DISH NETWORK CORP              CL A             25470M109     7018   288098 SH       SOLE                   288098
DOLLAR GEN CORP NEW            COM              256677105     6795   216344 SH       SOLE                   216344
EXPEDIA INC DEL                COM              30212P105     2577   113128 SH       SOLE                   113128
FEDEX CORP                     COM              31428X106     4612    49295 SH       SOLE                    49295
FORD MTR CO DEL                COM PAR $0.01    345370860     5867   392821 SH       SOLE                   392821
GENERAL ELECTRIC CO            COM              369604103     5978   297874 SH       SOLE                   297874
HEWLETT PACKARD CO             COM              428236103     3059    74695 SH       SOLE                    74695
KOHLS CORP                     COM              500255104     6522   123013 SH       SOLE                   123013
MARRIOTT INTL INC NEW          CL A             571903202     4894   137539 SH       SOLE                   137539
MICROSOFT CORP                 COM              594918104     3381   133161 SH       SOLE                   133161
NETFLIX INC                    COM              64110L106     8352    35165 SH       SOLE                    35165
NIKE INC                       CL B             654106103     4326    56909 SH       SOLE                    56909
NISOURCE INC                   COM              65473P105     1494    77839 SH       SOLE                    77839
NORDSTROM INC                  COM              655664100     6825   151623 SH       SOLE                   151623
SOUTHWEST AIRLS CO             COM              844741108      261    22226 SH       SOLE                    22226
SPRINT NEXTEL CORP             COM SER 1        852061100      218    42154 SH       SOLE                    42154
STAPLES INC                    COM              855030102     5857   300310 SH       SOLE                   300310
STARBUCKS CORP                 COM              855244109     5179   140314 SH       SOLE                   140314
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      300     5033 SH       SOLE                     5033
TD AMERITRADE HLDG CORP        COM              87236Y108     4263   203997 SH       SOLE                   203997
UNITED PARCEL SERVICE INC      CL B             911312106      277     3700 SH       SOLE                     3700
V F CORP                       COM              918204108     6626    67172 SH       SOLE                    67172
WHIRLPOOL CORP                 COM              963320106     4477    52428 SH       SOLE                    52428
WHOLE FOODS MKT INC            COM              966837106     8992   136761 SH       SOLE                   136761
YUM BRANDS INC                 COM              988498101     6651   129161 SH       SOLE                   129161